Prospectus Supplement dated Nov. 14, 2011*
Prospectus Form #
Product Name	National	New York
RiverSource® RAVA 5 Advantage Variable Annuity/RAVA 5 Select Variable Annuity/RAVA 5 Access Variable Annuity	140463 C (4/11)	140464 C (4/11)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectuses. Please read it carefully and keep it with your variable annuity contract product prospectuses.

For contracts with applications signed on or after Nov. 14, 2011, the following changes apply:

I.  For RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity contracts issued in all states except in New York, the current annual fee for the SecureSource Stages 2 — Single life rider will increase from 0.95% to 1.10% and the current annual fee for the SecureSource Stages 2 — Joint life rider will increase from 1.15% to 1.35%.

The following changes are made to the prospectus:

Under “Expense Summary — Optional Living Benefits” section of the prospectus (pg.10), the following replaces fees for the SecureSource Stages 2 rider:

SecureSource Stages 2 — Single life rider fee	Maximum: 1.75%	Current: 1.10%(1)
SecureSource Stages 2 — Joint life rider fee	Maximum: 2.25%	Current: 1.35%(1)
(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

(1)	For contract applications signed prior to Nov.14, 2011, the following charges apply: SecureSource Stages 2 — Single life rider current fee is 0.95% and SecureSource Stages 2 — Joint life rider current fee is 1.15%.

Under “Charges — Optional Living Benefit Charges — SecureSource Stages 2 Rider Charge” section of the prospectus (pg.27), the following replaces the first sentence in the first paragraph:

We deduct an annual charge for this optional feature only if you select it as follows:

•	SecureSource Stages 2 — Single Life rider, 1.10%(2)
•	SecureSource Stages 2 — Joint Life rider, 1.35%(2)

(2)	For contract applications signed prior to Nov.14, 2011, the following charges apply: SecureSource Stages 2 — Single life rider current fee is 0.95% and SecureSource Stages 2 — Joint life rider current fee is 1.15%.

* Valid until next prospectus update.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

II.  For RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity contracts issued in New York, the current annual fee for the SecureSource Stages NY — Single life rider and SecureSource Stages NY — Joint life rider will increase from 1.00% to 1.15% and the following changes are made to the prospectus:

Under “Expense Summary — Optional Living Benefits” section of the prospectus (pg.10), the following replaces fees for the SecureSource Stages NY rider:

SecureSource Stages NY — Single life rider fee	Maximum: 1.75%	Current: 1.15%(1)
SecureSource Stages NY — Joint life rider fee	Maximum: 1.75%	Current: 1.15%(1)

(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

(1)	For contract applications signed prior to Nov. 14, 2011, the current fee for SecureSource Stages NY — Single life rider and SecureSource Stages NY— Joint life rider is 1.00%.

Under “Charges — Optional Living Benefit Charges — SecureSource Stages NY Rider Fee” sections of the prospectus (pg.25), the following replaces the first paragraph:

We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.15%(2) for SecureSource Stages NY — Single life rider and SecureSource Stages NY— Joint life rider.

(2)	For contract applications signed prior to Nov. 14, 2011, the current fee for SecureSource Stages NY — Single life rider and SecureSource Stages NY— Joint life rider is 1.00%.

III.  The current annual fee for the Accumulation Protector Benefit rider will increase from 1.50% to 1.75% and the following changes are made to the New York and national prospectuses for RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity contracts:

Under “Expense Summary — Optional Living Benefits” section of the prospectus (pg.10), the following replaces fees for the Accumulation Protector Benefit rider:

Accumulation Protector Benefit® rider fee	Maximum: 1.75%	Current: 1.75%(1)

(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)

(1)	For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed between Oct. 4, 2010 and Nov. 13, 2011, the current fee is 1.50%.

Under “Charges — Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” section of the prospectus (pg.28 and pg.25 for contracts issued in New York), the following replaces the second sentence in the first paragraph:

If selected, we deduct an annual charge based on a fee of 1.75%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary.

(2)	For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed between Oct. 4, 2010 and Nov. 13, 2011, the current fee is 1.50%.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

140463-4 A (11/11)